Derivative Assets And Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of Derivative Liabilities [Abstract]
Derivative Assets And Liabilities
14.	DERIVATIVE ASSETS AND LIABILITIES
The
Notes
indenture grants the Company the option to prepay the notes prior to the maturity of the instruments, and specifies a premium during each applicable time period. These prepayment options have been accounted for as embedded derivatives and are outlined below. The Company may redeem the secured notes:
●
in whole or in part at any time during the twelve-month period beginning on December 15, 2019 at a redemption price equal to 104% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption;

●
in whole or in part at any time during the twelve-month period beginning on December 15, 2020 at a redemption price equal to 102% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption; and

●
in whole or in part at any time during the twelve-month period beginning on December 15, 2021 at a redemption price equal to 100% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption.

During 2020, the Company entered into foreign currency forward swap contracts to mitigate the risk that a devaluation of the U.S. dollar against the Canadian dollar would reduce the Canadian dollar equivalent of the U.S. dollar sales proceeds and the Company would not have sufficient Canadian dollar funds to contribute to the operations of the GK Mine. During the year ended December 31, 2020, all foreign currency forward swaps, previously entered into were settled, as a result of the RCF settlement in the year (Note 9).
These derivatives have been classified as
“non-hedge
derivatives”. Changes in fair value of the foreign currency forward swap contracts are recognized in net income or loss as gains or losses on derivatives.

The following table presents the various derivatives as at December 31, 2020 and 2019:

	December 31, 2020	December 31 2019

Prepayment option embedded derivatives	$185	$200

Foreign currency contract derivative assets	-	587

	185	787

Current portion of embedded derivatives	23	-

Current portion of foreign currency contracts assets	-	587

Current portion of derivative assets	23	587

Non-current derivative assets	$162	$200
The following table presents amounts recognized in the Consolidated Statement of Comprehensive Loss for the year ended December 31, 2020 and 2019:

	Year ended	Year ended

	December 31, 2020	December 31, 2019

Gain (loss) on derivative contracts - currency contracts	$158	$(163)

Loss on prepayment option embedded derivative	(31)	(1,051)

Total	$127	$(1,214)